S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jan. 09, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Messrs. Baker, Sloan and Sagansky, no other person has a direct or indirect material interest in our sponsor. Messrs. Baker, Sloan and Sagansky own membership interests in our sponsor, which represent an aggregate of approximately 100% of the economic rights attributable to the assets of our sponsor. In addition, our independent directors will receive for their services as a director an indirect interest in the founder shares through membership interests in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities.
SPAC Sponsor Direct and Indirect Material Interest Holder, Percent	100.00%
Messrs. Baker [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Messrs. Baker
Sloan [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Sloan
Sagansky [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Sagansky